Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 8 — Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31,
	2024	2023

Computer equipment	$527,372	$414,230
Office equipment, fixtures and furniture	2,042,230	1,997,452
Automobiles	179,273	184,308
Buildings	4,455,440	4,580,571
Construction in Progress	1,083,036	618,661
Subtotal	8,287,351	7,795,222
Less: accumulated depreciation	(2,306,659)	(1,892,273)
Property and equipment, net	$5,980,692	$5,902,949

Depreciation expense for the years ended December 31, 2024, 2023 and 2022 amounted to $480,560, $453,628 and $359,344, respectively. As of December 31, 2024, buildings with net book value amounted to $3,696,775 were pledged for obtaining various of loans (See Note 11).